23. Debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	R$ 5,333,250	R$ 4,438,916
2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	995,390
2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	1,631,912
2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	1,588,014
2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	784,214
2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	128,112
After 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Debentures, noncurent	R$ 205,608